Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2017	2016
	$m	$m
Trade receivables	1,015	970
Other receivables and prepayments	259	257
	1,274	1,227

Schedule of movements on the provision for impairment of current trade receivables

	2017	2016	2015
	$m	$m	$m
At January 1,	15	15	17
Provision for receivables impairment	6	1	2
Receivables written off during the year as uncollectible	—	(1)	(2)
Exchange	2	—	(2)
At December 31,	23	15	15

Schedule of ageing analysis of current trade receivables were past due but not impaired

	At December 31,
	2017	2016
	$m	$m
Up to three months past due	46	42
Three to six months past due	5	4
Over six months past due	11	2
	62	48